Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments And Contingencies Tables
Schedule of minimum lease payments	The minimum lease payments required over the next five years is shown below.
Minimum Lease Payments
2013	$71,136
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$362,909
The minimum lease payments required over the next five years is shown below.
Minimum Lease Payments

2013	$138,678
2014	143,492
2015	148,281
2016	-
2017	-
Thereafter	-
$430,451